Long-Term Debt and Other Financial Liabilities, Sale and Leaseback Transaction for Knightship (Details) $ in Thousands		12 Months Ended
	Jun. 28, 2018 USD ($)	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Sale and Leaseback Transaction [Abstract]
Deposit made under sale and leaseback agreement		$ 0	$ 0	$ 4,075
Balance outstanding		$ 173,289	$ 185,509
Sale and Leaseback Agreement for Knightship [Member]
Sale and Leaseback Transaction [Abstract]
Face amount	$ 26,500
Term of charter contract		8 years
Purchase obligation	5,299
Proceeds from sale of vessel	18,550
Upfront charterhire payment	6,625
Deposit made under sale and leaseback agreement	$ 1,325
Number of consecutive payment installments | Installment		22
Frequency of periodic payment		Quarterly
Installment payment		$ 456
Balloon payment		$ 5,299
Maturity date		Jun. 29, 2026
Minimum value maintenance ratio to be maintained		1.2
Balance outstanding		$ 15,320
Sale and Leaseback Agreement for Knightship [Member] | LIBOR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate		4.00%